Significant Accounting Policies, Warrants (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 12, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants [Abstract]
Exercise price (in dollars per share)	$ 11.50	$ 1.91
Fair value of derivative liability		$ 1,172	$ 246